10. Related-Party Balances and Transactions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Revenues	R$ 16,085,094	R$ 14,608,233	R$ 14,098,208
Sanitation services
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Revenues	501,146	462,989	445,726
Payments received from related parties
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Revenues	(509,672)	(471,081)	(424,549)
Receipt of GESP reimbursement referring to Law 4819/58
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Receipt of GESP reimbursement	R$ (173,516)	R$ (192,889)	R$ (139,472)